FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurments
Recurring Fair Value Measurements - The following tables set forth our recurring fair value measurements for the periods indicated:

	March 31, 2017
	Level 1	Level 2	Level 3	Total - Gross	Netting (a)	Total - Net (b)
	(Thousands of dollars)
Derivative assets
Commodity contracts
Financial contracts	$3,293	$—	$14,675	$17,968	$(17,217)	$751
Physical contracts	—	—	508	508	—	508
Interest-rate contracts	—	47,914	—	47,914	—	47,914
Total derivative assets	$3,293	$47,914	$15,183	$66,390	$(17,217)	$49,173
Derivative liabilities
Commodity contracts
Financial contracts	$(15,757)	$—	$(14,562)	$(30,319)	$29,973	$(346)
Physical contracts	—	—	(1,393)	(1,393)	—	(1,393)
Interest-rate contracts	—	(11,316)	—	(11,316)	—	(11,316)
Total derivative liabilities	$(15,757)	$(11,316)	$(15,955)	$(43,028)	$29,973	$(13,055)
(a) - Derivative assets and liabilities are presented in our Consolidated Balance Sheets on a net basis. We net derivative assets and liabilities when a legally enforceable master-netting arrangement exists between the counterparty to a derivative contract and us. At March 31, 2017, we held no cash and posted $30.6 million of cash with various counterparties, including $12.8 million of cash collateral that is offsetting derivative net liability positions under master-netting arrangements in the table above. The remaining $17.8 million of cash collateral in excess of derivative net liability positions is included in other current assets in our Consolidated Balance Sheets.
(b) - Included in other current assets, other assets or other current liabilities in our Consolidated Balance Sheets.

	December 31, 2016
	Level 1	Level 2	Level 3	Total - Gross	Netting (a)	Total - Net (b)
	(Thousands of dollars)
Derivative assets
Commodity contracts
Financial contracts	$1,147	$—	$4,564	$5,711	$(4,760)	$951
Interest-rate contracts	—	47,457	—	47,457	—	47,457
Total derivative assets	$1,147	$47,457	$4,564	$53,168	$(4,760)	$48,408
Derivative liabilities
Commodity contracts
Financial contracts	$(31,458)	$—	$(24,861)	$(56,319)	$56,319	$—
Physical contracts	—	—	(3,022)	(3,022)	—	(3,022)
Interest-rate contracts	—	(12,795)	—	(12,795)	—	(12,795)
Total derivative liabilities	$(31,458)	$(12,795)	$(27,883)	$(72,136)	$56,319	$(15,817)
(a) - Derivative assets and liabilities are presented in our Consolidated Balance Sheets on a net basis. We net derivative assets and liabilities when a legally enforceable master-netting arrangement exists between the counterparty to a derivative contract and us. At December 31, 2016, we held no cash and posted $67.7 million of cash with various counterparties, including $51.6 million of cash collateral that is offsetting derivative net liability positions under master-netting arrangements in the table above. The remaining $16.1 million of cash collateral in excess of derivative net liability positions is included in other current assets in our Consolidated Balance Sheets.
(b) - Included in other current assets, other assets or other current liabilities in our Consolidated Balance Sheets.

Reconciliation of Level 3 Fair Value Measurements
The following table sets forth a reconciliation of our Level 3 fair value measurements for the periods indicated:

	Three Months Ended
	March 31,
Derivative Assets (Liabilities)	2017	2016
	(Thousands of dollars)
Net assets (liabilities) at beginning of period	$(23,319)	$7,331
Total realized/unrealized gains (losses):
Included in earnings (a)	913	(745)
Included in other comprehensive income (loss)	21,634	(6,552)
Net assets (liabilities) at end of period	$(772)	$34
(a) - Included in commodity sales revenues in our Consolidated Statements of Income.